Loans payable (Details)								1 Months Ended	12 Months Ended
	Mar. 22, 2022 $ / shares	Mar. 14, 2022 USD ($) $ / shares shares	Nov. 12, 2021 $ / shares	Nov. 11, 2021 USD ($) $ / shares shares	Nov. 10, 2021 USD ($) $ / shares shares	Jul. 26, 2021 $ / shares	Oct. 31, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 LSL (M)	Mar. 15, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount of loan receivable		$ 6,559,294
Interest rate									3.00%	1.00%		3.00%
Long-term debt										$ 6,716,190			$ 6,582,980
Bridge loans payable settled		$ 6,582,980			$ 2,200,000					2,200,000
Number of shares issued to settle bridge loans payable | shares		1,645,745			880,000
Share price | $ / shares	$ 31	$ 4	$ 2.50		$ 2.50	$ 0.53
Bridge loan
Disclosure of detailed information about borrowings [line items]
Principal amount of loan receivable										$ 1,000,000
Redemption premium				100.00%						100.00%
Capital raise threshold							$ 18,000,000			$ 18,000,000
Loan term										18 months
Interest rate										1.50%
Additional borrowing								$ 100,000
Long-term debt				$ 2,200,000				$ 1,100,000		$ 0	$ 1,350,813
Accrued redemption premium				1,100,000
Bridge loans payable settled				$ 2,200,000
Number of shares issued to settle bridge loans payable | shares				880,000
Share price | $ / shares				$ 2.50
Short-term loan #1
Disclosure of detailed information about borrowings [line items]
Principal amount of loan receivable									$ 135,226		$ 135,226
Loan term									30 days		30 days
Long-term debt										9,068	$ 11,230
Short-term loan #2
Disclosure of detailed information about borrowings [line items]
Principal amount of loan receivable									$ 190,444		190,444
Long-term debt										174,840	190,444
Shares for debt
Disclosure of detailed information about borrowings [line items]
Redemption premium				100.00%
Bridge loans payable settled				$ 2,200,000
Number of shares issued to settle bridge loans payable | shares				880,000
Short-term loan
Disclosure of detailed information about borrowings [line items]
Principal amount of loan receivable										258,900	4,000,000	M 4,000,000
Long-term debt										$ 248,293	$ 0
Rounding
Disclosure of detailed information about borrowings [line items]
Share price | $ / shares			$ 0.01